Inventories, Net (Details) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories, Net [Abstract]
Inventory valuation allowance	$ 8,530	$ 2,342	$ 2,005